Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Digital Asset Debt Strategy ETF
Shareholder Report [Line Items]
Fund Name	Digital Asset Debt Strategy ETF
Class Name	Digital Asset Debt Strategy ETF
Trading Symbol	DADS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Digital Asset Debt Strategy ETF (the "Fund") for the period August 4, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dadsetf.com. You can also request this information by contacting us at (866) 379‑6199 or by writing to the Digital Asset Debt Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(866) 379‑6199
Additional Information Website	www.dadsetf.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Digital Asset Debt Strategy ETF	$24	0.75%
*	Cost paid as a percentage of a $10,000 investment is an unrealized figure.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.75% [1]
Net Assets	$ 7,057,000
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 13
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)

Fund Size (Thousands)	$7,057
Number of Holdings	30
Total Advisory Fee Paid	13
Portfolio Turnover Rate	13%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of November 30, 2025)

Top Ten Holdings	(% of total net assets)
Terawulf, Inc.	6.3
Cleanspark, Inc.	4.9
Riot Platforms, Inc.	4.4
Customers Bancorp, Inc., 5.38%, 12/30/2034 (Callable 12/30/2029)	4.2
Core Scientific, Inc.	4.1
Semler Scientific, Inc.	4.0
PayPal Holdings, Inc. (Callable 12/01/2053)	3.9
International Business Machines Corp. (Callable 11/10/2034)	3.9
Coinbase Global, Inc.	3.7
Franklin Resources, Inc. (Callable 07/30/2030)	3.5

[1]	Cost paid as a percentage of a $10,000 investment is an unrealized figure.